Income Statement - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement
Turnover		R 203,576	R 181,461	R 172,407
Materials, energy and consumables used		(90,589)	(76,606)	(71,436)
Selling and distribution costs		(7,836)	(7,060)	(6,405)
Maintenance expenditure		(10,227)	(9,163)	(8,654)
Employee-related expenditure		(29,928)	(27,468)	(24,417)
Exploration expenditure and feasibility costs		(663)	(352)	(491)
Depreciation and amortisation		(17,968)	(16,425)	(16,204)
Other expenses and income		(19,097)	(15,316)	(12,550)
Translation gains/(losses)		604	(11)	(1,201)
Other operating expenses and income		(19,701)	(15,305)	(11,349)
Equity accounted profits, net of tax		1,074	1,443	1,071
Operating profit before remeasurement items and Sasol Khanyisa share-based payment		28,342	30,514	33,321
Remeasurement items		(18,645)	(9,901)	(1,616)
Sasol Khanyisa share-based payment	[1]		(2,866)
Earnings before interest and tax (EBIT)		9,697	17,747	31,705
Finance income		787	1,716	1,568
Finance costs		(1,253)	(3,759)	(3,265)
Earnings before tax		9,231	15,704	30,008
Taxation		(3,157)	(5,558)	(8,495)
Earnings for the year		6,074	10,146	21,513
Attributable to
Owners of Sasol Limited		4,298	8,729	20,374
Non-controlling interests in subsidiaries		1,776	1,417	1,139
Earnings for the year		R 6,074	R 10,146	R 21,513
Per share information
Basic earnings per share (in rand per share)		R 6.97	R 14.26	R 33.36
Diluted earnings per share (in rand per share)		R 6.93	R 14.18	R 33.27

[1]	2018 relates to the implementation of Sasol Khanyisa in relation to SOLBE1, Inzalo Public, Inzalo Groups and Khanyisa Public participants.